[Pioneer logo]



Pioneer
World Equity
Fund


---------------------
ANNUAL REPORT 3/31/00
---------------------

 T a b l e   of   C o n t e n t s
--------------------------------------------------------------------------------

Letter from the Chairman                           1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    6

Schedule of Investments                            9

Financial Statements                              20

Notes to Financial Statements                     27

Report of Independent Public Accountants          33

Trustees, Officers and Service Providers          34

The Pioneer Family of Mutual Funds                35

Programs and Services for Pioneer Shareowners     36

 Pioneer World Equity Fund

----------------------------------
 LETTER FROM THE CHAIRMAN 3/31/00
----------------------------------


 D e a r   S h a r e o w n e r ,
--------------------------------------------------------------------------------

Only three months into the new millennium and already financial markets have seen their share of activity. In March, for the fifth time in just nine months, the Federal Reserve raised short-term interest rates in an effort to brake unusually strong economic growth and deflect inflationary pressures.

In the United States stocks have continued to roar ahead, albeit in an uneven manner. Increasingly, the financial media has distinguished between what's become known as old economy and new economy stocks. In fact, so far in 2000, we've seen a sharp divergence between the so-called old economy traditional non-technology stocks and the new economy technology- and e-commerce-oriented issues. Reflecting this divergence, the NASDAQ Composite Index, boosted by strong technology stock performance, was up over 12%, while the Dow Jones Industrial Index, composed of a select group of 30 blue-chip stocks, returned -5%. Meanwhile, long-term interest rates not only failed to rise in concert with short-term rates but - in atypical fashion - have fallen below those rates, enabling longer-term bond prices to remain fairly steady.

The recent market activity underscores the need for you to take a diversified approach to your investment portfolio, making sure you have the optimal blend of stocks, bonds and shorter-term investments like money market funds. Experience tells us that over the long term, maintaining a diversified portfolio can help to smooth out the periodic jolts that are characteristic of financial markets. Sharp market swings are often a good reminder to take another look at your risk threshold and your investment time horizon. As always, an investment professional who is familiar with your individual circumstances can assist you in that exercise.

I encourage you to read this report closely. It offers you an opportunity to review your Fund in depth. I would draw your attention to the Portfolio Manager Discussion with Patrick Smith, the manager of your Fund. It's a chance to hear how the Fund performed and what the manager sees as he looks ahead. If you have questions, please contact your investment professional or call Pioneer at 1-800-225-6292. You may also want to visit our web site at www.pioneerfunds.com.

Respectfully,


/s/ John F. Cogan, Jr.

John F. Cogan, Jr.
Chairman and President

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PORTFOLIO SUMMARY 3/31/00
--------------------------------------------------------------------------------

 P o r t f o l i o   D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
 (As a percentage of total investment portfolio)

[Pie chart]

International Common Stocks 62%
U.S. Common Stocks 30%
Short-Term Cash Equivalents 6%
Depositary Reciepts for International Stocks 1%
International Preferred Stocks 1%

[End pie chart]


 G e o g r a p h i c a l   D i s t r i b u t i o n
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)

[Bar chart]

United States    32.4%                  Israel          1.6%
Japan            13.9%                  Mexico          1.3%
United Kingdom   10.6%                  Australia       1.0%
France            6.8%                  Brazil          0.9%
Germany           5.1%                  Norway          0.8%
Canada            3.9%                  Hong Kong       0.5%
Switzerland       3.7%                  India           0.4%
Netherlands       3.7%                  Portugal        0.4%
Italy             3.5%                  Singapore       0.3%
Finland           2.9%                  South Africa    0.2%
Spain             2.3%                  Malaysia        0.2%
Sweden            1.8%                  Thailand        0.1%
South Korea       1.7%

[End bar chart]


 1 0   L a r g e s t   H o l d i n g s
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)

  1. Vodafone AirTouch Plc    2.38%        6. Intel Corp.                  1.59%
  2. NTT Mobile               1.95         7. Daiwa Securities Co., Ltd.   1.55
     Communication
     Network, Inc.
  3. Oracle Corp.             1.79         8. Sun Microsystems, Inc.       1.43
  4. Nokia Oyj                1.77         9. Cisco Systems, Inc.          1.36
  5. BCE, Inc.                1.71        10. Check Point Software         1.31
                                              Technologies Ltd.

Fund holdings will vary for other periods.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 3/31/00                                       CLASS A SHARES
--------------------------------------------------------------------------------

 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  3/31/00         3/31/99
                            $27.50          $18.55

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/99 -3/31/00)         Dividends       Capital Gains       Capital Gains
                             $0.076              -                   -

 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
 The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.

  Average Annual Total Returns
  (As of March 31, 2000)

                  Net Asset     Public Offering
   Period           Value       Price*
   Life-of-Fund    19.93%        17.86%
   (10/31/96)
   1 Year          48.70         40.16

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvest-ment of distributions at net asset value.

Growth of $10,000

[Mountain chart]

                       Pioneer World
                        Equity Fund*     MSCI World Index
10/96                       9425              10000
                           10174              10387
3/97                       10488              10417
                           11784              11984
                           11841              12327
                           10765              12023
3/98                       12728              13745
                           12347              14024
                            9818              12343
                           11561              14948
3/99                       11797              15483
                           12674              16222
                           12604              15982
                           16323              18677
3/00                       17542              18869

[End mountain chart]



The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 3/31/00                                       CLASS B SHARES
--------------------------------------------------------------------------------

 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  3/31/00         3/31/99
                            $ 26.71         $ 18.11

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/99 -3/31/00)         Dividends       Capital Gains       Capital Gains
                                -                -                    -

 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of March 31, 2000)

                   If           If
 Period           Held       Redeemed*
 Life-of-Fund    18.75%       18.17%
 (10/31/96)
 1 Year          47.49        43.49

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Growth of $10,000

[Mountain chart]

                      Pioneer World
                       Equity Fund*     MSCI World Index
10/96                      10000              10000
                           10747              10387
3/97                       11060              10417
                           12393              11984
                           12427              12327
                           11273              12023
3/98                       13300              13745
                           12869              14024
                           10202              12343
                           11996              14948
3/99                       12205              15483
                           13088              16222
                           12993              15982
                           16788              18677
3/00                       17701              18869

[End mountain chart]


The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 3/31/00                                       CLASS C SHARES
--------------------------------------------------------------------------------

 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  3/31/00         3/31/99
                            $ 26.69         $ 18.13

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/99 -3/31/00)         Dividends       Capital Gains       Capital Gains
                                -                -                    -

 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.


 Average Annual Total Returns
 (As of March 31, 2000)

                   If          If
 Period           Held      Redeemed*
 Life-of-Fund    18.73%      18.73%
 (10/31/96)
 1 Year          47.21       47.21

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge
  (CDSC) applies to shares sold within one year of purchase.

Growth of $10,000

[Mountain chart]

                       Pioneer World
                        Equity Fund*     MSCI World Index
10/96                      10000              10000
                           10773              10387
3/97                       11080              10417
                           12413              11984
                           12447              12327
                           11286              12023
3/98                       13313              13745
                           12876              14024
                           10202              12343
                           11996              14948
3/99                       12218              15483
                           13101              16222
                           13000              15982
                           16787              18677
3/00                       17987              18869

[End mountain chart]


The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/00
--------------------------------------------------------------------------------

The world's stock markets flourished during the year ended March 31, 2000, amidst rising global growth and economic prosperity. Investors may have cast a suspicious eye toward technology stocks in the waning days of the reporting period, but their faith in these stocks contributed to explosive gains for your Fund over the course of its fiscal year. In the following interview, portfolio manager Patrick M. Smith provides a detailed account of these and other factors that influenced your Fund's performance over the past 12 months.

Q:   Were the Fund's gains in technology-related holdings significant?

A: Absolutely. Technology, media and telecommunication stocks appreciated substantially and contributed greatly to performance. Equally important, the Fund holds considerable investments in these sectors, which enabled it to actively participate in the rally. Not surprisingly, the tremendous draw of these companies made for less dramatic performance in other sectors. However, the recovery of the Fund's financial and pharmaceutical stocks toward the end of the year was also quite remarkable. All told, Class A, B and C shares posted total returns of 48.70%, 47.49% and 47.21% at net asset value, respectively, for the 12 months ended March 31, 2000. This performance surpassed the 21.87% return for the MSCI World Index. The 260 global funds tracked by Lipper, Inc. had an average return of 37.71% for the same period. (Lipper is an independent firm that tracks mutual fund performance.)

Q: Are you reassessing the Fund's technology-related holdings in light of their recent volatility?

A: In the current environment, we're proceeding cautiously but generally view the pullback in stock prices as an opportunity to add to existing positions. Technology stocks, by their very nature, can experience wide price swings. We're convinced of the fundamental strengths of each company and believe their longer-term growth prospects remain exceptionally strong.

     Many of these premier companies comprise the Fund's largest holdings. Oracle (United States) provides software for accessing complex corporate information over the World Wide Web. Vodafone AirTouch (United Kingdom) and NTT Mobile Communication Network (Japan)

Pioneer World Equity Fund

     rank among the world's largest cellular telecommunication providers. Nokia (Finland) is the leading provider of equipment for the burgeoning mobile phone industry. Like the aforementioned cellular providers, Nokia is well positioned to benefit from the next generation in Internet technology - the transmission of data across the wireless platform. Check Point Software Technologies (Israel) is the world's leading maker of firewall security software designed to protect online networks from incoming transmissions.

Q:   What other sectors look attractive?

A: Advertising companies are well positioned to benefit from the Internet revolution. Smaller, newer companies are turning to advertising agencies to roll out their products and services. The communications explosion is also favorably impacting information-dependent media companies. With the exception of Grupo Televisa (Mexico), which is the world's largest Spanish-language media company, most of the Fund's holdings within this sector reside in Europe. Pearson (United Kingdom), one of the largest educational publishing companies, owns the Financial Times. Toward the end of the reporting period, we trimmed positions in United Pan-Europe Communications (Netherlands) and PT Multimedia Services (Portugal) to capture strong price appreciation.

     We increased the Fund's weighting in financial stocks during the last three months of the fiscal year. With the trend toward higher interest rates, stock valuations across Europe and the United States became quite compelling. We added to positions in Lloyds TSB Group (United Kingdom), Royal Bank of Scotland Group (United Kingdom) and Manulife Financial (Canada).

     Beleaguered for months, pharmaceutical stocks also represented an attractive buying opportunity. The sequencing of the entire human genetic makeup is boosting prospects for the industry. In the next decade, the human genome project will create myriad opportunities for drug companies. Fund holding SmithKline Beecham (United Kingdom) is investing heavily in the research and development of gene-derived drugs and could profit accordingly. We also believe the future

Pioneer World Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/00                           (continued)
--------------------------------------------------------------------------------

     looks bright for Merck & Co. (United States) and Roche Holdings (Switzerland). By year-end, the Fund's weighting in health care stocks approximated that of its benchmark, the MSCI World Index.

Q: With globalization, stocks of companies within a sector increasingly move in tandem, regardless of their domicile. Is it still possible for an investor to achieve effective diversification?

A: Yes. It's true that certain groups of stocks tend to be highly correlated across national borders. For instance, semiconductors - as with many industries under the technology umbrella - represent a global sector that often moves in sync. Positive earnings announcements by U.S. companies are likely to reflect favorably on their European and Asian counterparts. But that's where the correlation ends. Within each sector, there are vast differences among companies, which is reflected in their stock prices.

     We firmly believe that strong performance gains over time are the result of buying high-quality stocks when their prices and investor expectations are low and having the patience to allow them to achieve their full potential. Today, many of the large telephone companies in Europe are more expensive than U.S. regional telephone companies. European semiconductor companies represent better value than those in the United States. Ultimately, buying less expensive companies lays the groundwork for strong price appreciation over time. Herein lies the diversification investors are looking for.

Q:   What is your outlook for global equities?

A: I'm quite optimistic. Asian and Latin American markets are well on the road to recovery, generating strong returns that stand in marked contrast to the economic crisis of 1997 and 1998. In Europe, an American-style recovery is taking hold after a decade of corporate restructuring and policy reform. Inflation and interest rates have fallen, productivity is climbing and a technologically driven economy is emerging. And the U.S. economy, despite repeated interest rate increases, continues to prosper. In summary, prospects for global growth in 2000 appear bright indeed.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 3/31/00
--------------------------------------------------------------------------------

Shares                                                        Value
            INVESTMENT IN SECURITIES - 94.5%
            PREFERRED STOCKS - 1.5%
890,000     Petrobras Brasileiro SA                     $   241,216
    800     SAP AG                                          569,725
  9,900     Tele Norte Leste Participacoes (A.D.R.)         263,588
                                                        -----------
            TOTAL PREFERRED STOCKS
            (Cost $674,576)                             $ 1,074,529
                                                        -----------
            COMMON STOCKS - 93.0%
            Basic Materials - 1.0%
            Chemicals - 0.2%
  3,200     E.I. du Pont de Nemours & Co.               $   169,200
                                                        -----------
            Chemicals (Diversified) - 0.8%
  7,001     Aventis SA*                                 $   381,976
 45,000     WMC Ltd.                                        175,833
                                                        -----------
                                                        $   557,809
                                                        -----------
            Total Basic Materials                       $   727,009
                                                        -----------
            Capital Goods - 3.9%
            Electrical Equipment - 2.0%
  6,000     American Power Conversion Corp.*            $   257,250
  2,800     General Electric Co.                            434,525
  5,000     Sanmina Corp.*                                  337,813
  9,000     Solectron Corp.*                                360,563
                                                        -----------
                                                        $ 1,390,151
                                                        -----------
            Machinery (Diversified) - 1.0%
 69,000     Invensys Plc                                $   307,593
 44,000     Komatsu Ltd.                                    209,146
  2,600     Sidel, SA                                       169,233
                                                        -----------
                                                        $   685,972
                                                        -----------
            Manufacturing (Specialized) - 0.5%
 60,000     Pierelli SpA                                $   155,928
 10,050     Tomra Systems ASA                               201,202
                                                        -----------
                                                        $   357,130
                                                        -----------
            Office Equipment & Supplies - 0.4%
  6,000     Canon Inc.                                  $   260,069
                                                        -----------
            Total Capital Goods                         $ 2,693,322
                                                        -----------

The accompanying notes are an integral part of these financial statements.    9

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 3/31/00                          (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
             Communication Services - 16.6%
             Cellular/Wireless Telecommunications - 5.7%
  10,000     Libertel NV*                                  $   213,455
      31     NTT Mobile Communication Network, Inc.          1,271,222
  52,000     Smartone Telecommunications Holdings Ltd.         189,994
   5,700     Sonera Group Plc                                  389,561
  75,000     Sunday Communications Ltd.*                        23,358
  57,000     Telecom Italia Mobile SpA                         272,802
 279,480     Vodafone AirTouch Plc                           1,557,359
                                                           -----------
                                                           $ 3,917,751
                                                           -----------
             Telecommunications (Long Distance) - 2.1%
   6,000     AT&T Corp.                                    $   337,500
  14,000     Cable & Wireless Plc                              262,792
   5,150     Colt Telecom Group Plc*                           247,209
   1,700     KPNQwest NV*                                       90,475
   8,500     Sprint Corp.                                      535,500
                                                           -----------
                                                           $ 1,473,476
                                                           -----------
             Telephone - 8.8%
   9,000     BCE, Inc.                                     $ 1,120,743
   7,100     Bell Atlantic Corp.                               433,988
   7,500     BellSouth Corp.                                   352,500
  35,238     British Telecom Plc                               658,082
 100,000     Carso Global Telecom*                             307,469
  23,700     Global Telesystems Group, Inc.*                   485,850
   5,500     GTE Corp.                                         390,500
   4,000     Hanaro Telecom Stk*                                62,972
   4,400     KPN NV                                            503,927
   3,000     Korea Telecom Corp.                               131,250
      22     Nippon Telegraph & Telephone Corp.                349,291
   7,200     SBC Communications, Inc.                          302,400
 120,000     Singapore Telecommunications, Ltd.                171,048
     350     Swisscom AG                                       134,279
  26,488     Telefonica SA*                                    669,354
                                                           -----------
                                                           $ 6,073,653
                                                           -----------
             Total Communication Services                  $11,464,880
                                                           -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Consumer Cyclicals - 7.6%
           Automobiles - 0.3%
 5,000     Ford Motor Co.                                             $  229,688
                                                                      ----------
           Distributors (Durables) - 0.5%
60,000     Itochu Corp.*                                              $  319,681
                                                                      ----------
           Household Furnishings & Appliances - 2.7%
 1,900     Ryohin Keikaku Co., Ltd.                                   $  344,226
25,000     Sharp Corp.                                                   534,505
 3,500     Sony Corp.                                                    494,326
 3,500     Sony Corp. (New Shares)*                                      497,735
                                                                      ----------
                                                                      $1,870,792
                                                                      ----------
           Publishing - 0.3%
 3,800     McGraw-Hill Co., Inc.                                      $  172,900
                                                                      ----------
           Publishing (Newspapers) - 0.2%
12,000     Nasper Ltd. (New Shares)                                   $  146,706
                                                                      ----------
           Retail (Building Supplies) - 0.4%
 4,200     Home Depot, Inc.                                           $  270,900
                                                                      ----------
           Retail (Discounters) - 0.3%
 6,375     Dollar General Corp.                                       $  171,328
                                                                      ----------
           Retail (General Merchandise) - 0.7%
 3,500     Target Corp.                                               $  261,625
 3,500     Wal-Mart Stores, Inc.                                         194,250
                                                                      ----------
                                                                      $  455,875
                                                                      ----------
           Retail (Specialty) - 0.2%
73,000     Walmart de Mexico SA de CV                                 $  168,241
                                                                      ----------
           Services (Advertising/Marketing) - 0.7%
   470     Publigroupe SA                                             $  517,779
                                                                      ----------
           Services (Commercial & Consumer) - 1.3%
    80     Kuoni Reisen Holding AG (Series B) (Registered Shares)     $  370,426
 7,700     TNT Post Group NV                                             172,984
 3,290     Vivendi                                                       379,477
                                                                      ----------
                                                                      $  922,887
                                                                      ----------
           Total Consumer Cyclicals                                   $5,246,777
                                                                      ----------

The accompanying notes are an integral part of these financial statements.   11

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 3/31/00                                   (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
           Consumer Staples - 6.9%
           Broadcasting (Television/Radio/Cable) - 2.7%
 1,500     Canal Plus                                       $  330,234
 5,000     CBS Corp.                                           283,125
 2,900     Grupo Televisa SA (A.D.R.)*                         197,200
 1,900     NDS Group Plc (A.D.R.)*                             133,950
 2,600     PT Multimedia Services Inc.*                        231,451
 8,000     Rogers Communications, Inc. (Class B)*              236,670
 3,500     Sogecable SA*                                       161,312
 5,700     United Pan-Europe Communications NV*                266,418
                                                            ----------
                                                            $1,840,360
                                                            ----------
           Entertainment - 0.9%
 3,000     Oriental Land Co., Ltd.                          $  327,862
 9,000     Pearson Plc                                         312,657
                                                            ----------
                                                            $  640,519
                                                            ----------
           Foods - 0.9%
 5,000     ConAgra, Inc.                                    $   90,625
 3,400     General Mills, Inc.                                 123,038
   800     Groupe Danone                                       176,891
 3,000     H.J. Heinz Co.                                      104,625
 1,700     Wrigley (Wm.) Jr. Co.                               130,581
                                                            ----------
                                                            $  625,760
                                                            ----------
           Household Products (Non-Durables) - 0.2%
 2,000     Colgate-Palmolive Co.                            $  112,750
                                                            ----------
           Restaurants - 0.9%
24,000     Compass Group Plc                                $  311,797
 8,000     McDonald's Corp.                                    300,500
                                                            ----------
                                                            $  612,297
                                                            ----------
           Retail Stores (Drug Stores) - 0.4%
 9,400     Walgreen Co.                                     $  242,050
                                                            ----------
           Retail Stores (Food Chains) - 0.2%
 1,300     Carrefour SA                                     $  166,620
                                                            ----------
           Services (Employment) - 0.7%
   350     Adecco SA                                        $  242,040
 5,000     Robert Half International, Inc.*                    237,188
                                                            ----------
                                                            $  479,228
                                                            ----------
           Total Consumer Staples                           $4,719,584
                                                            ----------

12    The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
           Energy - 2.9%
           Oil (International Integrated) - 1.5%
 1,900     Chevron Corp.                                    $  175,631
 2,112     Exxon Mobil Corp.                                   164,340
56,000     Shell Transport & Trading Co.                       465,180
 4,600     Texaco, Inc.                                        246,675
                                                            ----------
                                                            $1,051,826
                                                            ----------
           Oil & Gas (Exploration/Production) - 0.4%
11,000     Canadian Natural Resources Ltd.*                 $  290,609
                                                            ----------
           Oil & Gas (Refining & Marketing) - 1.0%
33,000     ENI SpA                                          $  165,203
 3,333     Total Fina Elf SA                                   499,289
                                                            ----------
                                                            $  664,492
                                                            ----------
           Total Energy                                     $2,006,927
                                                            ----------
           Financial - 13.0%
           Banks (Major Regional) - 4.0%
40,000     Banca Fideuram SpA                               $  585,040
 6,000     Banca Popolare di Brescia                           631,178
23,720     Banco Santander Central Hispano SA                  254,975
50,000     Bangkok Bank Ltd.                                    85,933
 1,500     Comerica, Inc.                                       62,813
 1,500     Depfa-Bank Europe Plc                               143,580
   140     Julius Baer Holding Ltd.                            527,015
 3,800     Mellon Bank Corp.                                   112,100
 2,500     State Street Corp.                                  242,188
 3,250     Uniao de Bancos Brasileiros SA (G.D.R.)             103,188
                                                            ----------
                                                            $2,748,010
                                                            ----------
           Banks (Money Center) - 0.8%
23,500     Lloyds TSB Group Plc                             $  248,431
21,000     Royal Bank of Scotland Group                        310,101
                                                            ----------
                                                            $  558,532
                                                            ----------
           Banks (Regional) - 0.5%
12,000     Toronto-Dominion Bank                            $  317,028
                                                            ----------
           Financial (Diversified) - 2.2%
 7,400     Axa Financial, Inc.                              $  265,475
11,200     Fortis NV                                           286,777
40,000     Grupo Financiero Inbursa*                           193,851

The accompanying notes are an integral part of these financial statements.   13

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 3/31/00                                   (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
           Financial (Diversified) - (continued)
 6,300     ICICI Ltd. (A.D.R.)*                             $  141,750
 1,850     Lagardere SCA                                       150,254
   800     Marschollek Lautenschlaeger Und Partner AG          474,771
                                                            ----------
                                                            $1,512,878
                                                            ----------
           Insurance (Life/Health) - 1.2%
17,000     Manulife Financial Corp.                         $  249,123
21,000     Mediolanum SpA                                      371,269
12,000     Prudential Corp. Plc                                182,073
                                                            ----------
                                                            $  802,465
                                                            ----------
           Insurance (Multi-Line) - 0.9%
 2,175     American International Group, Inc.               $  238,163
 1,600     Axa SA                                              226,818
   350     Zurich Allied AG (New Shares)                       176,373
                                                            ----------
                                                            $  641,354
                                                            ----------
           Insurance (Property/Casualty) - 0.6%
 8,850     Skandia Forsakrings AB                           $  419,524
                                                            ----------
           Insurance Brokers - 0.3%
 2,100     Marsh & McLennan Co., Inc.                       $  231,656
                                                            ----------
           Investment Banking/Brokerage - 1.7%
 1,000     Consors Discount Broker AG*                      $  140,230
54,000     Daiwa Securities Co., Ltd.                        1,015,146
                                                            ----------
                                                            $1,155,376
                                                            ----------
           Investment Management - 0.8%
33,000     Amvescap Plc                                     $  448,160
24,000     Ashi Bank Ltd.                                      134,418
                                                            ----------
                                                            $  582,578
                                                            ----------
           Total Financial                                  $8,969,401
                                                            ----------
           Healthcare - 5.4%
           Biotechnology - 1.1%
 4,200     Amgen Inc.*                                      $  257,775
 2,500     Celltech Chiroscience Plc*                           44,778
 3,000     Qiagen NV*                                          427,868
                                                            ----------
                                                            $  730,421
                                                            ----------
           Healthcare (Diversified) - 1.1%
 6,000     Bristol-Myers Squibb Co.                         $  346,500
 2,000     Johnson & Johnson                                   140,125

14    The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
           Healthcare (Diversified) - (continued)
 2,800     Warner-Lambert Co., Inc.                         $  273,000
                                                            ----------
                                                            $  759,625
                                                            ----------
           Healthcare (Drugs/Major Pharmaceuticals) - 3.0%
14,000     Glaxo Wellcome Plc                               $  398,980
 7,000     Merck & Co., Inc.                                   434,875
   150     Novartis AG                                         205,117
    25     Roche Holdings AG                                   271,505
10,000     Schering-Plough Corp.                               367,500
31,000     Smithkline Beecham Plc                              406,686
                                                            ----------
                                                            $2,084,663
                                                            ----------
           Healthcare (Medical Products/Supplies) - 0.2%
30,750     F.H. Faulding & Co., Ltd.                        $  130,150
                                                            ----------
           Total Healthcare                                 $3,704,859
                                                            ----------
           Technology - 33.5%
           Communications Equipment - 6.2%
 1,100     Alcatel                                          $  241,434
 1,000     Comverse Technology, Inc.*                          189,000
 3,500     Completel Europe NV                                  69,718
 6,600     Ericsson LM (B Shares)                              580,598
 1,400     Gilat Satellite Networks Ltd.*                      164,150
10,330     Lucent Technologies, Inc.                           627,548
 3,000     Matsushita Communication Industrial Ltd.            552,282
 3,000     Motorola Inc.                                       427,125
 2,500     Next Level Communication Inc.*                      271,875
 5,500     Nokia Oyj                                         1,157,948
                                                            ----------
                                                            $4,281,678
                                                            ----------
           Computers (Hardware) - 3.7%
 3,500     Hewlett-Packard Co.                              $  463,969
 4,700     IBM Corp.                                           554,600
 2,000     JUMPtec Industrielle Computertechnik AG*            197,375
10,000     Sun Microsystems, Inc.*                             937,031
 1,400     Samsung Electronics Co.                             424,338
                                                            ----------
                                                            $2,577,313
                                                            ----------
           Computers (Networking) - 2.5%
11,500     Cisco Systems, Inc.*                             $  889,094
   400     E.Biscom SpA*                                       105,292

The accompanying notes are an integral part of these financial statements.   15

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 3/31/00                                   (continued)
--------------------------------------------------------------------------------

Shares                                                         Value
           Computers (Networking) - (continued)
 2,660     Equant NV*                                       $  220,751
 1,100     Freenet.DE AG*                                      122,139
   650     Intershop Comunication AG*                          327,889
14,000     Lastminute.com Plc*                                  54,609
 5,200     Stepstone ASA*                                       13,429
                                                            ----------
                                                            $1,733,203
                                                            ----------
           Computers (Software & Services) - 8.0%
 2,900     Autonomy Corp Plc*                               $  493,000
 2,100     Brokat Infosystems AG*                              251,265
 1,200     Cap Gemini SA                                       325,065
 5,000     Check Point Software Technologies Ltd.*             855,313
 8,033     Dassault Systemes SA                                758,154
 6,400     Framtidsfabriken AB*                                156,514
   775     GFT Technologies AG                                 186,199
 2,300     Lernout & Hauspie Speech RPO*                       254,150
 3,000     NIIT Ltd.*                                          141,124
15,000     Oracle Corp.*                                     1,170,938
 3,000     Ser System AG*                                      136,688
   600     Softbank Corp.                                      534,749
 3,300     Tietoenator Corp. (B Shares)                        198,338
13,000     TJ Group Oyj*                                       128,169
                                                            ----------
                                                            $5,589,666
                                                            ----------
           Electronics (Component Distributors) - 3.1%
 4,000     Felxtronics International Ltd.*                  $  281,750
 5,000     Hoya Corp.*                                         472,410
 4,000     NXT Plc*                                            116,223
 4,600     Siemens AG                                          660,424
46,000     Toshiba Corp.                                       468,670
58,000     Varitronix International Ltd.                       134,822
                                                            ----------
                                                            $2,134,299
                                                            ----------
           Electronics (Semiconductors) - 5.5%
21,000     Fujitsu Ltd.                                     $  644,329
21,000     Hyundai Electronics Industries Co.*                 467,406
 1,800     Infineon Technologies AG*                            98,295
 7,900     Intel Corp.                                       1,042,306
 1,000     Rohm Co., Ltd.                                      347,733

16    The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
           Electronics (Semiconductors) - (continued)
 1,250     STMicroelectronics                              $   229,728
 4,300     Texas Instruments, Inc.                             688,000
 2,000     Tokyo Electron Ltd.                                 301,953
                                                           -----------
                                                           $ 3,819,750
                                                           -----------
           Services (Computer Systems) - 2.0%
 5,200     Getronics NV                                    $   397,697
 1,500     Ingenico, Inc.                                      178,039
21,000     SunGard Data Systems, Inc.*                         792,750
                                                           -----------
                                                           $ 1,368,486
                                                           -----------
           Services (Data Processing) - 2.2%
 8,800     Automatic Data Processing, Inc.                 $   424,600
22,000     CGI Group, Inc.*                                    308,772
 6,900     First Data Corp.                                    305,325
 5,600     Infonet Services Corp.*                             126,700
35,650     Merkantildata ASA                                   337,855
                                                           -----------
                                                           $ 1,503,252
                                                           -----------
           Photography/Imaging - 0.3%
 3,500     Eastman Kodak Co.                               $   190,094
                                                           -----------
           Total Technology                                $23,197,741
                                                           -----------
           Transportation - 1.1%
           Railroads - 0.6%
 3,700     Kansas City Southern Industries, Inc.           $   317,969
75,000     Malaysia International Shipping Bhd.                115,461
                                                           -----------
                                                           $   433,430
                                                           -----------
           Shipping - 0.5%
13,500     Brambles Industries Ltd.                        $   343,095
                                                           -----------
           Total Transportation                            $   776,525
                                                           -----------
           Utilities - 1.1%
           Electric Companies - 0.6%
21,500     Union Electrica Fenosa SA                       $   441,642
                                                           -----------
           Natural Gas - 0.3%
 5,200     Williams Companies, Inc.                        $   228,475
                                                           -----------
           Power Producers (Independent) - 0.2%
13,700     Thus Plc*                                       $   104,697
                                                           -----------
           Total Utilities                                 $   774,814
                                                           -----------


The accompanying notes are an integral part of these financial statements.   17

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 3/31/00                                   (continued)
--------------------------------------------------------------------------------

                                                                            Value
           TOTAL COMMON STOCKS
           (Cost $43,858,938)                                         $64,281,839
                                                                      -----------
           TOTAL INVESTMENT IN SECURITIES
           (Cost $44,533,514) (a)                                     $65,356,368
                                                                      -----------
Principal
Amount
           TEMPORARY CASH INVESTMENT - 5.5%
           Repurchase Agreement - 5.5%
$3,800,000 Credit Suisse First Boston Group, Inc., 6.05%, 4/3/00,
           repurchase price of $3,800,000 plus accrued interest on
           4/3/00, collateralized by $3,007,000 U.S. Treasury
           Bonds, 13.75%, 8/15/2004                                   $ 3,800,000
                                                                      -----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $3,800,000)                                          $ 3,800,000
                                                                      -----------
           TOTAL INVESTMENT IN SECURITIES AND
           TEMPORARY CASH INVESTMENT - 100%
           (Cost $48,333,514) (b)                                     $69,156,368
                                                                      -----------

18    The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 * Non-income producing security.

(a) Distribution of investments by country of issue, as a percentage of equity holdings, is as follows:


    United States                              32.4%
    Japan                                      13.9
    United Kingdom                             10.6
    France                                      6.8
    Germany                                     5.1
    Canada                                      3.9
    Switzerland                                 3.7
    Netherlands                                 3.7
    Italy                                       3.5
    Finland                                     2.9
    Spain                                       2.3
    Sweden                                      1.8
    South Korea                                 1.7
    Israel                                      1.6
    Mexico                                      1.3
    Australia                                   1.0
    Others (Individually less than 1%)          3.8
                                              -----
                                              100.0%
                                              -----

(b) At March 31, 2000, the net unrealized gain on investments based on cost for federal income tax purposes of $48,334,637 was as follows:

    Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                       $22,660,786
    Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                        (1,839,055)
                                                                      -----------
    Net unrealized gain                                               $20,821,731
                                                                      -----------

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2000 aggregated $34,809,849 and $26,142,969, respectively.


The accompanying notes are an integral part of these financial statements.   19

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 BALANCE SHEET 3/31/00
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including temporary cash investment
    of $3,800,000) (cost $48,333,514)                                         $69,156,368
  Receivables -
    Fund shares sold                                                              200,782
    Dividends, interest and foreign taxes withheld                                104,635
  Other                                                                             3,439
                                                                              -----------
       Total assets                                                           $69,465,224
                                                                              -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                           $     7,279
    Fund shares repurchased                                                        36,400
    Due to bank                                                                     1,913
    Forward foreign currency settlement contracts, open-net                            43
  Due to affiliates                                                                92,998
  Accrued expenses                                                                 60,116
                                                                              -----------
       Total liabilities                                                      $   198,749
                                                                              -----------
NET ASSETS:
  Paid-in capital                                                             $46,956,605
  Accumulated net investment loss                                                 (39,988)
  Accumulated undistributed net realized gain on investments
    and foreign currency transactions                                           1,524,665
  Net unrealized gain on investments                                           20,822,854
  Net unrealized gain on forward foreign currency contracts and other
    assets and liabilities denominated in foreign currencies                        2,339
                                                                              -----------
       Total net assets                                                       $69,266,475
                                                                              -----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $41,276,256/1,500,921 shares)                             $     27.50
                                                                              -----------
  Class B (based on $24,498,798/917,302 shares)                               $     26.71
                                                                              -----------
  Class C (based on $3,491,421/130,814 shares)                                $     26.69
                                                                              -----------
MAXIMUM OFFERING PRICE:
  Class A                                                                     $     29.18
                                                                              -----------


20    The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the Year Ended 3/31/00

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $45,440)       $   584,515
  Interest                                                       121,956
                                                             -----------
     Total investment income                                                   $   706,471
                                                                               -----------
EXPENSES:
  Management fees                                            $   465,368
  Transfer agent fees
   Class A                                                       100,885
   Class B                                                        61,533
   Class C                                                        14,176
  Distribution fees
   Class A                                                        72,752
   Class B                                                       151,768
   Class C                                                        22,592
  Administrative fees                                             28,849
  Custodian fees                                                  60,195
  Registration fees                                               30,222
  Professional fees                                               52,326
  Printing                                                        30,860
  Fees and expenses of nonaffiliated trustees                     25,950
  Miscellaneous                                                    8,424
                                                             -----------
     Total expenses                                                            $ 1,125,900
     Less management fees waived by Pioneer
       Investment Management, Inc.                                                (157,524)
     Less fees paid indirectly                                                      (6,212)
                                                                               -----------
     Net expenses                                                              $   962,164
                                                                               -----------
        Net investment loss                                                    $  (255,693)
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                               $ 5,412,373
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (835,472)      $ 4,576,901
                                                             -----------       -----------
  Change in net unrealized gain or loss from:
   Investments                                               $14,259,794
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies           562,390       $14,822,184
                                                             -----------       -----------
   Net gain on investments and foreign currency
     transactions                                                              $19,399,085
                                                                               -----------
   Net increase in net assets resulting from operations                        $19,143,392
                                                                               -----------

The accompanying notes are an integral part of these financial statements.   21

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 For the Years Ended 3/31/00 and 3/31/99

                                                             Year Ended        Year Ended
                                                               3/31/00           3/31/99
FROM OPERATIONS:
  Net investment loss                                        $  (255,693)      $   (87,755)
  Net realized gain (loss) on investments and foreign
    currency transactions                                      4,576,901        (2,357,249)
  Change in net unrealized gain or loss on investments
    and foreign currency transactions                         14,822,184        (1,418,208)
                                                             -----------       -----------
    Net increase (decrease) in net assets resulting
      from operations                                        $19,143,392       $(3,863,212)
                                                             -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class A ($0.08 and $0.00 per share, respectively)        $  (100,825)      $         -
  Net realized gain:
    Class A ($0.00 and $0.01 per share, respectively)                  -           (18,666)
    Class B ($0.00 and $0.01 per share, respectively)                  -            (8,958)
    Class C ($0.00 and $0.01 per share, respectively)                  -            (1,254)
                                                             -----------       -----------
     Total distributions to shareholders                     $  (100,825)      $   (28,878)
                                                             -----------       -----------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           $45,129,534       $61,811,613
  Reinvestment of distributions                                   96,590            26,557
  Cost of shares repurchased                                 (33,183,927)      (64,228,228)
                                                             -----------       -----------
    Net increase (decrease) in net assets resulting
      from fund share transactions                           $12,042,197       $(2,390,058)
                                                             -----------       -----------
    Net increase (decrease) in net assets                    $31,084,764       $(6,282,148)
NET ASSETS:
  Beginning of year                                           38,181,711        44,463,859
                                                             -----------       -----------
  End of year (including accumulated net investment
    income (loss) of $(39,988) and $187,983,
    respectively)                                            $69,266,475       $38,181,711
                                                             -----------       -----------

22    The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       '00 Shares     '00 Amount            '99 Shares     '99 Amount
  CLASS A
  Shares sold                           1,276,247     $28,055,957            2,272,092     $42,059,107
  Reinvestment of distributions             3,890          96,590                  974          17,291
  Less shares repurchased              (1,089,726)    (23,098,348)          (2,564,172)    (47,222,710)
                                       ----------     -----------           ----------     -----------
    Net increase (decrease)               190,411     $ 5,054,199             (291,106)    $(5,146,312)
                                       ----------     -----------           ----------     -----------
  CLASS B
  Shares sold                             586,899     $13,491,272              356,595     $ 6,535,375
  Reinvestment of distributions                 -               -                  472           8,193
  Less shares repurchased                (332,802)     (7,228,176)            (256,431)     (4,494,547)
                                       ----------     -----------           ----------     -----------
    Net increase                          254,097     $ 6,263,096              100,636     $ 2,049,021
                                       ----------     -----------           ----------     -----------
  CLASS C
  Shares sold                             167,297     $ 3,582,305              695,909     $13,217,131
  Reinvestment of distributions                 -               -                   62           1,073
  Less shares repurchased                (139,357)     (2,857,403)            (657,018)    (12,510,971)
                                       ----------     -----------           ----------     -----------
    Net increase                           27,940     $   724,902               38,953     $   707,233
                                       ----------     -----------           ----------     -----------

The accompanying notes are an integral part of these financial statements.   23

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 3/31/00
--------------------------------------------------------------------------------

                                                                              Year Ended    Year Ended
                                                                                3/31/00       3/31/99
CLASS A
Net asset value, beginning of period                                            $ 18.55       $ 20.03
                                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $ (0.05)      $  0.01
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     9.08         (1.48)
                                                                                -------       -------
   Net increase (decrease) from investment operations                           $  9.03       $ (1.47)
Distributions to shareholders:
 Net investment income                                                            (0.08)            -
 Net realized gain                                                                    -         (0.01)
                                                                                -------      -------
Net increase (decrease) in net asset value                                      $  8.95       $ (1.48)
                                                                                -------       -------
Net asset value, end of period                                                  $ 27.50       $ 18.55
                                                                                -------       -------
Total return*                                                                     48.70%        (7.32)%
Ratio of net expenses to average net assets+                                       1.76%         1.76%
Ratio of net investment income (loss) to average net assets+                      (0.23)%        0.00%
Portfolio turnover rate                                                              59%           72%
Net assets, end of period (in thousands)                                        $41,276       $24,304
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.10%         2.15%
 Net investment loss                                                              (0.57)%       (0.39)%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      1.75%         1.75%
 Net investment income (loss)                                                     (0.22)%        0.01%


                                                                              Year Ended    10/31/96 to
                                                                                3/31/98       3/31/97
CLASS A
Net asset value, beginning of period                                            $ 16.67       $ 15.00
                                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $ (0.01)      $  0.01
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     3.54          1.69
                                                                                -------       -------
   Net increase (decrease) from investment operations                           $  3.53       $  1.70
Distributions to shareholders:
 Net investment income                                                                -             -
 Net realized gain                                                                (0.17)        (0.03)
                                                                                -------       -------
Net increase (decrease) in net asset value                                      $  3.36       $  1.67
                                                                                -------       -------
Net asset value, end of period                                                  $ 20.03       $ 16.67
                                                                                -------       -------
Total return*                                                                     21.36%        11.32%
Ratio of net expenses to average net assets+                                       1.79%         1.80%**
Ratio of net investment income (loss) to average net assets+                      (0.07)%        0.08%**
Portfolio turnover rate                                                              39%           18%**
Net assets, end of period (in thousands)                                        $32,088       $17,723
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.59%         3.70%**
 Net investment loss                                                              (0.87)%       (1.82)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      1.75%         1.75%**
 Net investment income (loss)                                                     (0.03)%        0.13%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

24    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/00
--------------------------------------------------------------------------------

                                                                              Year Ended    Year Ended
                                                                                3/31/00       3/31/99
CLASS B
Net asset value, beginning of period                                            $ 18.11       $ 19.75
                                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.15)      $ (0.11)
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     8.75         (1.52)
                                                                                -------       -------
   Net increase (decrease) from investment operations                           $  8.60       $ (1.63)
Distributions to shareholders:
 Net realized gain                                                                    -         (0.01)
                                                                                -------       -------
Net increase (decrease) in net asset value                                      $  8.60       $ (1.64)
                                                                                -------       -------
Net asset value, end of period                                                  $ 26.71       $ 18.11
                                                                                -------       -------
Total return*                                                                     47.49%        (8.23)%
Ratio of net expenses to average net assets+                                       2.57%         2.42%
Ratio of net investment loss to average net assets+                               (1.08)%       (0.69)%
Portfolio turnover rate                                                              59%           72%
Net assets, end of period (in thousands)                                        $24,499       $12,012
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.91%         2.97%
 Net investment loss                                                              (1.42)%       (1.24)%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.56%         2.41%
 Net investment loss                                                              (1.07)%       (0.68)%


                                                                               Year Ended     10/31/96 to
                                                                                 3/31/98        3/31/97
CLASS B
Net asset value, beginning of period                                            $ 16.59       $ 15.00
                                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.14)      $ (0.03)
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     3.47          1.62
                                                                                -------       -------
   Net increase (decrease) from investment operations                           $  3.33       $  1.59
Distributions to shareholders:
 Net realized gain                                                                (0.17)            -
                                                                                -------       -------
Net increase (decrease) in net asset value                                      $  3.16       $  1.59
                                                                                -------       -------
Net asset value, end of period                                                  $ 19.75       $ 16.59
                                                                                -------       -------
Total return*                                                                     20.25%        10.60%
Ratio of net expenses to average net assets+                                       2.68%         2.85%**
Ratio of net investment loss to average net assets+                               (0.97)%       (0.99)%**
Portfolio turnover rate                                                              39%           18%**
Net assets, end of period (in thousands)                                        $11,112       $ 5,306
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      3.48%         4.51%**
 Net investment loss                                                              (1.77)%       (2.65)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.64%         2.77%* *
 Net investment loss                                                              (0.93)%       (0.91)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    25

Pioneer World Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/00
--------------------------------------------------------------------------------

                                                                              Year Ended    Year Ended
                                                                                3/31/00       3/31/99
CLASS C
Net asset value, beginning of period                                            $ 18.13       $ 19.77
                                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.22)      $ (0.04)
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     8.78         (1.59)
                                                                                -------       -------
   Net increase (decrease) from investment operations                           $  8.56       $ (1.63)
Distributions to shareholders:
 Net realized gain                                                                    -         (0.01)
                                                                                -------       -------
Net increase (decrease) in net asset value                                      $  8.56       $ (1.64)
                                                                                -------       -------
Net asset value, end of period                                                  $ 26.69       $ 18.13
                                                                                -------       -------
Total return*                                                                     47.21%        (8.22)%
Ratio of net expenses to average net assets+                                       2.79%         2.37%
Ratio of net investment loss to average net assets+                               (1.29)%       (0.65)%
Portfolio turnover rate                                                              59%           72%
Net assets, end of period (in thousands)                                        $ 3,491       $ 1,865
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      3.13%         2.89%
 Net investment loss                                                              (1.63)%       (1.17)%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.77%         2.35%
 Net investment loss                                                              (1.27)%       (0.63)%

                                                                              Year Ended    10/31/96 to
                                                                                3/31/98       3/31/97
CLASS C
Net asset value, beginning of period                                            $ 16.62       $ 15.00
                                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.11)      $ (0.07)
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     3.43          1.69
                                                                                -------       -------
   Net increase (decrease) from investment operations                           $  3.32       $  1.62
Distributions to shareholders:
 Net realized gain                                                                (0.17)            -
                                                                                -------       -------
Net increase (decrease) in net asset value                                      $  3.15       $  1.62
                                                                                -------       -------
Net asset value, end of period                                                  $ 19.77       $ 16.62
                                                                                -------       -------
Total return*                                                                     20.16%        10.80%
Ratio of net expenses to average net assets+                                       2.73%         3.74%**
Ratio of net investment loss to average net assets+                               (1.11)%       (1.77)%**
Portfolio turnover rate                                                              39%           18%**
Net assets, end of period (in thousands)                                        $ 1,264       $   365
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      3.53%         4.91%**
 Net investment loss                                                              (1.91)%       (2.94)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      2.67%         3.69%**
 Net investment loss                                                              (1.05)%       (1.72)**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

26    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/00
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer World Equity Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers three classes of shares--Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net value asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of the regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/00                              (continued)
--------------------------------------------------------------------------------

   diligence. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Funds's investment and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of

Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of March 31, 2000 the Fund had no outstanding portfolio hedges. The Fund's gross forward foreign currency settlement contracts receivable and payable were $10,753 and $10,796, respectively, resulting in a net payable of $43.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the year ended March 31, 2000, the Fund paid no such taxes.

   In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes if any is based on the net unrealized appreciation on certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carry-forward (if applicable) and other such factors. As of March 31, 2000, the Fund had no reserve for capital gains taxes. The estimated reserve for repatriation of foreign currencies is based on the principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of March 31, 2000, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At March 31, 2000, the Fund reclassified $128,547 and $404,035 from paid-in capital to accumulated net investment loss and accumulated

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/00                              (continued)
--------------------------------------------------------------------------------

   undistributed net realized gain on investments and foreign currency transactions, respectively. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   In order to comply with Federal income tax regulations, the Fund has designated $1,626,613 as a capital gain dividend for the purposes of the dividend paid deduction.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc., earned $10,297 in underwriting commissions on the sale of fund shares during the year ended March 31, 2000.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc.

Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2000, $46,025 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $10,851 in transfer agent fees payable to PSC at March 31, 2000.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/00                              (continued)
--------------------------------------------------------------------------------
shares. Included in due to affiliates is $36,122 in distribution fees payable to PFD at March 31,2000.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended March 31, 2000, CDSCs in the amount of $53,724 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended March 31, 2000, the Fund's expenses were reduced by $6,212 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended March 31, 2000, the Fund had no borrowings under this agreement.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer World Equity Fund:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer World Equity Fund as of March 31, 2000, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer World Equity Fund as of March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP



Boston, Massachusetts
May 5, 2000

Pioneer World Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr.                    John F. Cogan, Jr., Chairman and
Mary K. Bush                           President
Richard H. Egdahl, M.D.               David D. Tripple, Executive Vice President
Margaret B.W. Graham                  Patrick M. Smith, Vice President
John W. Kendrick                      Eric W. Reckard, Treasurer
Marguerite A. Piret                   Joseph P. Barri, Secretary
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Public Accountants
Arthur Andersen LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneering Services Corporation

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.


Growth Funds                          Income Funds
United States                         Taxable
Pioneer Growth Shares                 Pioneer America Income Trust
Pioneer Micro-Cap Fund                Pioneer Bond Fund
Pioneer Mid-Cap Fund                  Pioneer High Yield Fund
Pioneer Mid-Cap Value Fund            Pioneer Limited Maturity Bond Fund
Pioneer Science & Technology Fund     Pioneer Strategic Income Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund              Tax-Free
                                      Pioneer Tax-Free Income Fund
International/Global
Pioneer Emerging Markets Fund         Money Market Fund
Pioneer Europe Fund                   Pioneer Cash Reserves Fund*
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

Growth and Income Funds
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares










*An investment in the Fund is not insured or guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

90-Day Reinstatement Privilege (for Class A Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)


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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com




This report must be preceded or accompanied by a current Fund prospectus.



[Pioneer logo]

Pioneer Investment Management, Inc.
60 State Street                         8142-00-0500
Boston, MA 02109                        (C) Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                    [Recycle Logo] Printed on Recycled Paper